Fair Value Measurements (Details) - Schedule of fair value measurements	12 Months Ended
Dec. 31, 2021 $ / shares
Schedule Of Fair Value Measurements Abstract
Volatility	5.70%
Stock price (in Dollars per share)	$ 9.76
Time to M&A (Year)	6 months
Risk-free rate	1.31%
Dividend yield	0.00%